DEBT SECURITIES IN ISSUE - Schedule of Debt Securities in Issue (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Total debt securities in issue	£ 73,819	£ 71,552
Before IFRS 9 impairment adjustments
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Senior unsecured notes issued	36,819	37,354
Covered bonds (note 30)	14,242	17,409
Certificates of deposit issued	7,225	4,454
Securitisation notes (note 30)	2,780	3,672
Commercial paper	12,753	8,663
Total debt securities in issue	£ 73,819	£ 71,552